Pzena International Value Fund
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.96%
Brazil - 2.29%
Ambev S.A. (a)	168,600	$501,272
Ambev S.A. - ADR	13,543	40,087
		541,359
China - 2.81%
Alibaba Group Holding, Ltd. (a)	27,000	331,169
Alibaba Group Holding, Ltd. - ADR (a)	563	54,076
Trip.com Group, Ltd. - ADR (a)	12,648	279,015
		664,260
Denmark - 2.43%
AP Moller - Maersk A/S - Series B	119	347,220
Danske Bank A/S	13,897	227,410
		574,630
Finland - 2.77%
Nokia Oyj	33,740	169,553
Nokia Oyj - ADR	96,837	485,154
		654,707
France - 11.79%
Accor S.A. (a)	6,963	228,514
Amundi S.A.	7,196	418,323
Bouygues S.A.	6,968	240,348
Cie Generale des Etablissements Michelin SCA	4,331	563,757
Euroapi S.A. (a)	102	1,483
Publicis Groupe S.A.	4,701	256,779
Rexel S.A.	31,714	673,781
Sanofi	2,351	250,826
SCOR SE	5,767	151,250
		2,785,061
Germany - 8.49%
BASF SE	10,144	558,552
Covestro AG	14,845	677,315
Fresenius Medical Care AG & Co. KGaA	8,938	543,482
Siemens AG	1,710	224,772
		2,004,121
Hong Kong - 1.76%
Galaxy Entertainment Group, Ltd.	78,000	415,983
Ireland - 0.95%
Bank of Ireland Group PLC	32,998	223,107
Italy - 1.91%
Enel S.p.A	69,597	451,582
Japan - 16.04%
Bridgestone Corp.	5,900	232,957
Fukuoka Financial Group, Inc.	9,000	153,734
Honda Motor Co., Ltd.	13,000	321,832
Honda Motor Co., Ltd. - ADR	6,800	169,320
Iida Group Holdings Co., Ltd.	12,500	197,596
Isuzu Motors, Ltd.	38,200	448,365
Komatsu, Ltd.	26,900	667,825
Komatsu, Ltd. - ADR (a)	4,000	98,720
Mitsui & Co., Ltd.	4,700	117,997
MS&AD Insurance Group Holdings, Inc. (a)	3,700	117,638
Panasonic Holdings Corp.	48,000	441,465
Resona Holdings, Inc.	50,500	187,705
Sumitomo Mitsui Financial Group, Inc.	4,100	124,909
T&D Holdings, Inc.	8,200	93,889
Takeda Pharmaceutical Co., Ltd.	10,400	299,151
Toray Industries, Inc.	22,000	113,866
		3,786,969
Luxembourg - 0.84%
ArcelorMittal S.A.	6,141	197,483
Netherlands - 4.01%
ING Groep N.V.	45,537	514,478
Koninklijke KPN N.V.	35,282	128,517
Randstad N.V.	5,394	304,360
		947,355
Republic of Korea - 2.74%
POSCO - ADR (a)	7,896	454,178
Shinhan Financial Group Co., Ltd. - ADR	5,600	193,592
		647,770
Singapore - 2.09%
DBS Group Holdings, Ltd.	9,300	210,023
Wilmar International, Ltd.	92,900	282,758
		492,781
Spain - 1.74%
CaixaBank S.A.	113,901	411,833
Switzerland - 6.53%
Credit Suisse Group AG	30,248	212,228
Julius Baer Group, Ltd.	1,994	102,381
Novartis AG	1,471	133,206
Roche Holding AG	1,700	578,482
UBS Group AG	27,428	515,991
		1,542,288
Taiwan - 2.76%
Hon Hai Precision Industry Co., Ltd. - GDR	85,500	651,510
United Kingdom - 22.01%
Aviva PLC	31,696	171,741
Barclays PLC	96,731	206,068
HSBC Holdings PLC	70,830	475,717
J Sainsbury PLC	155,362	447,141
John Wood Group PLC (a)	168,610	506,941
NatWest Group PLC	77,894	223,987
Reckitt Benckiser Group PLC	3,198	247,348
Shell PLC - Class A	26,484	794,671
Standard Chartered PLC	44,930	356,569
TechnipFMC PLC (a)	59,619	491,261
Tesco PLC	126,521	412,920
Travis Perkins PLC	33,391	507,435
Vodafone Group PLC	217,082	357,194
		5,198,993
Total Common Stocks (Cost $23,750,907)		22,191,792

PREFERRED STOCK - 2.07%
Germany - 2.07%
Volkswagen AG, 4.92%	2,943	488,704
Total Preferred Stock (Cost $616,960)		488,704

SHORT-TERM INVESTMENT - 2.81%
Money Market Fund - 2.81%
Fidelity Institutional Government Portfolio - Class I, 0.60% (b)	663,176	663,176
Total Short-Term Investment (Cost $663,176)		663,176

Total Investments (Cost $25,031,043) - 98.84%		23,343,672
Other Assets in Excess of Liabilities - 1.16%		274,491
TOTAL NET ASSETS - 100.00%		$23,618,163

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
AG	Aktiengesellschaft
A/S	Aktieselskab
GDR	Global Depository Receipt
KGaA	Kommanditgesellschaft Auf Aktien
N.V.	Naamloze Vennootschap
Oyj	Julkinen osakeyhtiö
PLC	Public Limited Company
S.A.	Société Anonyme
SCA	Société en Commandite par Actions
SE	Societas Europea
S.p.A	Società per azioni
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2022.

Pzena International Value Fund
Portfolio Diversification
May 31, 2022 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$742,490	3.14%
Consumer Discretionary	3,684,049	15.60%
Consumer Staples	1,931,526	8.18%
Energy	1,792,873	7.59%
Financials	5,292,573	22.41%
Health Care	1,806,630	7.65%
Industrials	3,182,458	13.48%
Information Technology	1,306,217	5.53%
Materials	2,001,394	8.47%
Utilities	451,582	1.91%
Total Common Stocks	22,191,792	93.96%
PREFERRED STOCK
Consumer Discretionary	488,704	2.07%
Total Preferred Stock	488,704	2.07%
Short-Term Investment	663,176	2.81%
Total Investments	23,343,672	98.84%
Other Assets in Excess of Liabilities	274,491	1.16%
Total Net Assets	$23,618,163	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Value Fund
Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

Pzena International Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$541,359	$-	$-	$541,359
China	664,260	-	-	664,260
Denmark	574,630	-	-	574,630
Finland	654,707	-	-	654,707
France	2,785,061	-	-	2,785,061
Germany	2,004,121	-	-	2,004,121
Hong Kong	415,983	-	-	415,983
Ireland	223,107	-	-	223,107
Italy	451,582	-	-	451,582
Japan	3,786,969	-	-	3,786,969
Luxembourg	197,483	-	-	197,483
Netherlands	947,355	-	-	947,355
Republic of Korea	647,770	-	-	647,770
Singapore	492,781	-	-	492,781
Spain	411,833	-	-	411,833
Switzerland	1,542,288	-	-	1,542,288
Taiwan	651,510	-	-	651,510
United Kingdom	5,198,993	-	-	5,198,993
Total Common Stocks	22,191,792	-	-	22,191,792
Total Preferred Stock
Germany	488,704	-	-	488,704
Total Preferred Stock	488,704	-	-	488,704
Short-Term Investment	663,176	-	-	663,176
Total Investments	$23,343,672	$-	$-	$23,343,672

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.